UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-3906
                                       --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300     Dayton, OH  45402-1819
     -----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2005
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

PC&J PERFORMANCE FUND
---------------------

 ANNUAL REVIEW

Unaudited

INTRODUCTION

The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2005 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

2005 was the year of the mid-cap stocks as they handily outperformed all other sectors of the market. Last year was the first time in five years that small-cap stocks underperformed the market. However, value stocks continued to outperform growth stocks.

As 2005 began, we felt that the stock market could gain somewhere in the low-to-mid single digits, and the S&P 500 returned 4.91% for the year. Given the headwinds of rising interest rates and record high energy prices, stock prices held up fairly well, despite major corrections in April and October. Similar to last year, stocks rallied beginning in November to account for the bulk of the annual returns.

The Performance Fund ended the year with a 3.27% return. While our return in 2005 was positive on an absolute basis, the underperformance of the Fund's large-cap growth stocks reduced the overall return of the portfolio. We believe stocks such as Cisco, Microsoft, General Electric, Procter & Gamble and Citigroup all represent good value, yet the market has not rewarded these stocks recently with higher prices.




                          AVERAGE ANNUAL TOTAL RETURNS

                  1 Year   5 Years   10 Years
Performance Fund    3.27%    -2.98%      6.50%

S&P 500  Index      4.91%     0.51%      9.06%

The current market environment of slowing economic growth in the face of steadily rising interest rates resembles the 1994-1995 time period. During this period the Federal Reserve steadily increased interest rates to control inflation. The end of the rate rise marked the beginning of a four-year period when the large-cap growth sector was the highest performing sector in the market. While we can't say for sure that we are in for a repeat performance, we believe that growth stocks tend to outperform value stocks as the economy slows, as it is beginning to do now.

Growth stocks appear to be under-owned in the current environment. On average, over the last 15 years, investors in Fidelity Corporation's industry-specific Select Funds held 67% of their assets in funds with a growth orientation. At the peak of the growth stock cycle, over 90% of the assets were in growth funds. Today, growth-oriented assets represent only 48% of the total.

Not only are ownership levels low, but we also believe the valuation of growth stocks has become more attractive. Consequently, the Fund has added growth-oriented stocks to the portfolio. Harris Corp. (telecommunications), Equifax (credit reporting), Apple Computer (computers & peripherals), Citrix
Systems (access management software), Global Payments (electronic transaction processing) and Broadcom (semiconductors) are examples of recent purchases.

At the end of 2005, the portfolio's largest over-weightings were in the Technology and Healthcare sectors, reflecting the expectation of the resurgence of growth stocks. The portfolio's largest under-weightings were in Consumer Discretionary and Consumer Staples sectors.



GROWTH OF $10,000 INVESTMENT

  PERFORMANCE S&P 500
      GROWTH  GROWTH

1995  10,000  10,000
1996  11,980  12,298
1997  16,242  16,406
1998  21,403  21,098
1999  25,048  25,528
2000  21,842  23,205
2001  17,967  20,444
2002  13,775  15,921
2003  16,943  20,465
2004  18,180  22,692
2005  18,775  23,806

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005





                                         PERCENT
                                          OF NET                       MARKET
SECURITY                                  ASSETS   NUMBER OF SHARES    VALUE
---------------------------------------  --------  ----------------  ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                      6.0%
 McDonalds Corp.                                              8,000  $  269,760
 Nordstrom Inc.                                               4,000     149,600
 SPDR Consumer Discretionary 2                               38,600   1,260,290
 Time Warner Inc.                                            18,200     317,408

                                                                      1,997,058


Consumer staples:                            7.7
 Altria Group Inc.                                            9,000     672,480
 Archer Daniels Midland                                      13,000     320,580
 iShares Tr. DJ Consumer Goods 2                              4,500     239,670
 Procter & Gamble Co.                                         7,000     405,160
 SPDR Consumer Staples Select Sector 2                       39,500     919,955

                                                                      2,557,845


Energy:                                      8.5
 Exxon Mobil Corp.                                           20,346   1,142,835
 Oil Service Holders Trust 2                                  8,000   1,030,400
 SPDR Energy Select Sector 2                                 13,000     654,030

                                                                      2,827,265


Financial services:                         19.4
 Aflac Inc.                                                   4,000     185,680
 American Express Co.                                         9,600     494,016
 American International Group Inc.                            3,534     241,125
 Ameritrade Holding Corp. 1                                   9,000     216,000
 Citigroup Inc.                                              15,000     727,950
 Commerce Bancorp Inc.                                        3,000     103,230
 Equifax Inc.                                                 9,000     342,180
 iShares Tr. DJ US Financial Sector 2                        16,000   1,617,440
 iShares Tr. DJ US Real Estate Sector 2                       2,000     128,300
 J P Morgan Chase & Co. Inc.                                  3,000     119,070
 Prudential Financial Inc.                                    8,000     585,520
 SPDR Financial Select Sector 2                              13,000     411,710
 W R Berkley Corp.                                            9,000     428,580
 Wells Fargo & Co.                                           13,000     816,790

                                                                      6,417,591


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2005




                                           PERCENT
                                            OF NET                       MARKET
SECURITY                                    ASSETS   NUMBER OF SHARES    VALUE
-----------------------------------------  --------  ----------------  ----------

Healthcare:                                   14.5%
 Amgen Inc. 1                                                   4,000  $  315,440
 Genentech Inc. 1                                               6,000     555,000
 iShares Tr. DJ US Health Care 2                               27,400   1,727,296
 Medtronic Inc.                                                 5,000     287,850
 SPDR Health Care Select Sector 2                              17,000     539,240
 St. Jude Medical Inc. 1                                        5,000     251,000
 UnitedHealth Group Inc.                                       14,000     869,960
 Viasys Healthcare Inc. 1                                      10,000     257,000

                                                                        4,802,786


Industrials:                                  10.2
 Boeing Co.                                                     6,000     421,440
 Burlington Northern Santa Fe                                   6,000     424,920
 General Electric Co.                                          30,000   1,051,500
 Honeywell International                                       13,000     484,250
 Landstar Systems Inc.                                          2,000      83,480
 Robert Half Int'l Inc.                                         3,000     113,670
 United Technologies Corp.                                     14,000     782,740

                                                                        3,362,000


Materials:                                     2.1
 BHP Billiton Ltd.                                             10,000     334,200
 SPDR Materials Select Sector  2                               10,000     302,800
 Streettracks Gold Trust Gold Shares 1, 2                       1,000      51,580

                                                                          688,580


Technology:                                   18.3
 Apple Computer Inc.                                            5,000     359,450
 Autodesk Inc.                                                  8,000     343,440
 Broadcom Corp.                                                 4,000     188,600
 Ceridian Corp.                                                13,000     323,050
 Cisco Systems Inc.                                            17,000     291,040
 Citrix Systems Inc.                                            5,000     143,650
 Global Payments Inc.                                           5,000     233,050
 Harris Corp.                                                   8,000     344,080
 Hewlett Packard Co.                                           12,000     343,560
 Intel Corp.                                                   19,000     474,240
 Marvell Tech Group Ltd.                                        5,000     280,450
 Microsoft Corp.                                               38,000     993,700
 Motorola Inc.                                                 18,000     406,620
 SPDR Technology Select Sector 2                               48,700   1,017,830
 Streettracks Morgan Stanley Tech. 2                            6,000     311,400

                                                                        6,054,160

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2005



                                        PERCENT
                                         OF NET                       MARKET
SECURITY                                 ASSETS   NUMBER OF SHARES     VALUE
--------------------------------------  --------  ----------------  -----------

Telecommunications services:                2.1%
 Sprint Nextel Corp.                                         3,675  $    85,848
 iShares Tr. DJ US Telecomm. 2                              27,000      617,220

                                                                        703,068

Utilities:                                  2.8
 SPDR Utilites Select Sector 2                              29,000      910,310

Diversified Indexed Trusts:                 5.8
 iShares Tr. MSCI Japan 2                                   10,000      135,200
 iShares Tr. Russell 1000 Value 2                            6,000      414,180
 iShares Tr. Russell Mid Cap Growth 2                       10,000      939,600
 iShares Tr. Russell Mid Cap Index 2                         5,000      439,650

                                                                      1,928,630

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $24,829,332)                        97.4                      32,249,293


SHORT-TERM OBLIGATIONS                      1.9
 First American Treasury Obligations                        37,726       37,726
 Federated Prime Obligations                               600,000      600,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $637,726)                                                        637,726


TOTAL INVESTMENTS
 (Cost $25,467,058) 3                      99.3                      32,887,019


OTHER ASSETS AND LIABILITIES                0.7                         239,437


NET ASSETS                                100.0%                    $33,126,456


1  Non-income  producing  security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005



ASSETS:
Investments in securities, at market value
 (Cost basis - $25,467,058) (Notes A & D)                        $32,887,019

Receivables:
 Dividends and interest                                               60,834
 Fund shares sold                                                      3,117
 Securities sold                                                     346,599

             Total receivables                                       410,550


Total assets                                                      33,297,569


LIABILITIES:

Payables:
             Accrued expenses (Note B)                               (45,991)
 Securities purchased                                               (125,122)

             Total payables                                         (171,113)


NET ASSETS                                                       $33,126,456



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                 1,560,597
 Net decrease (Note C)                                              (200,122)

 End of year                                                       1,360,475




NET ASSET VALUE, offering price and redemption price per share   $     24.35



NET ASSETS CONSIST OF:
 Paid in capital                                                 $25,688,681
 Net unrealized appreciation on investments                        7,419,961
 Undistributed net investment income                                     549
 Accumulated net realized gain on investments                         17,265

 Net Assets                                                      $33,126,456


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005





INVESTMENT INCOME (Note A):
 Dividends                                                    $  587,910
 Interest                                                         34,133

Total investment income                                          622,043


EXPENSES (Note B):
 Investment advisory fee                                         354,094
 Management fee                                                  212,457

Total expenses                                                   566,551


NET INVESTMENT INCOME                                             55,492


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                              1,727,540
 Change in unrealized appreciation of investments               (725,343)

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS        1,002,197


NET INCREASE IN NET ASSETS FROM OPERATIONS                    $1,057,689


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                               For The Years Ended December 31,
                                                        2005               2004




INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                      $    55,492   $   104,342
 Net realized gain on investments                             1,727,540     2,131,997
 Change in unrealized appreciation of investments              (725,343)      457,249

Net increase in net assets from operations                    1,057,689     2,693,588


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                     (55,970)     (103,750)
 From net realized gain on investments                       (1,730,272)   (1,978,869)

Net decrease in assets from distributions to shareholders    (1,786,242)   (2,082,619)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                         (4,986,704)      437,870

Total increase (decrease) in net assets                      (5,715,257)    1,048,839

NET ASSETS:
 Beginning of year                                           38,841,713    37,792,874


 End of year                                                $33,126,456   $38,841,713




UNDISTRIBUTED NET INVESTMENT INCOME                         $       549   $     1,027



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2005


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has no capital loss carry forward as of December 31, 2005.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with Parker Carlson & Johnson, Inc. (the "Adviser"), whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $354,094 for the year ended December 31, 2005.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005


B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Concluded)
The Fund has a management agreement with PC&J Service Corp., ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $5,500 for the year ended December 31, 2005.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $212,457 for the year ended December 31, 2005.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.     CAPITAL SHARE TRANSACTIONS



                                  For the Year Ended          For the Year Ended
                                    December 31, 2005          December 31, 2004



                                Shares     Dollars       Shares     Dollars
                                ---------  ------------  ---------  ------------
Subscriptions                     73,720   $ 1,803,608    103,250   $ 2,559,650
Reinvestment of distributions     72,549     1,786,242     83,539     2,082,619

                                 146,269     3,589,850    186,789     4,642,269
Redemptions                     (346,391)   (8,576,554)  (167,905)   (4,204,399)

Net increase (decrease)         (200,122)  $(4,986,704)    18,884   $   437,870

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2005, aggregated $25,653,912 and $33,087,716, respectively.
At December 31, 2005, gross unrealized appreciation on investments was $7,537,515 and gross unrealized depreciation on investments was $117,554 for a net unrealized appreciation of $7,419,961 for financial reporting and federal income tax purposes.

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2005


E. FEDERAL TAX DISCLOSURE
Tax Character of Distributions Paid

         For the Year Ended December 31, 2005            For the Year Ended December 31, 2004
         ------------------------------------            ------------------------------------



Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
$       153,521   $    1,632,721  $         1,786,242  $        919,904  $    1,162,715  $         2,082,619



                          Tax Basis of Distributable Earnings

As of December 31, 2005

Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------
$                       1,449   $                     16,365  $              7,419,961
------------------------------  ----------------------------  ------------------------

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100%.

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS





Selected Data for Each Share of Capital                                    For The Years Ended December 31,
Stock Outstanding Throughout the Year                                  2005     2004      2003      2002       2001
                                                                     -------- --------  --------  ---------  ---------
NET ASSET VALUE-BEGINNING OF YEAR                                   $ 24.89   $ 24.51   $ 19.95   $  26.02   $  31.63

Income from investment operations:
   Net investment income (loss)                                        0.04      0.07      0.03      (0.07)     (0.11)
   Net realized and unrealized
      gain (loss) on securities                                        0.78      1.72      4.56      (6.00)     (5.50)

TOTAL FROM INVESTMENT OPERATIONS                                       0.82      1.79      4.59      (6.07)     (5.61)

Less distributions:
   From net investment income                                         (0.04)    (0.07)    (0.03)     (0.00)     (0.00)
   From net realized gain
     on investments                                                   (1.32)    (1.34)    (0.00)     (0.00)     (0.00)

TOTAL DISTRIBUTIONS                                                   (1.36)    (1.41)    (0.03)     (0.00)     (0.00)

NET ASSET VALUE-END OF YEAR                                         $ 24.35   $ 24.89   $ 24.51   $  19.95   $  26.02


TOTAL RETURN                                                           3.27%     7.30%    23.00%   (23.33%)   (17.74%)

RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            1.60%     1.52%     1.50%      1.50%      1.50%
   Net investment income (loss)                                        0.16%     0.28%     0.13%    (0.17%)    (0.38%)

Portfolio turnover rate                                               73.99%    54.69%   134.24%     79.86%     57.58%

Net assets at end of year (000's)                                   $33,126   $38,842   $37,793    $34,387    $46,094

See notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of PC&J Performance Fund

We have audited the accompanying statement of assets and liabilities of PC&J Performance Fund
(the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
February 10, 2006

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2005 (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2005) and held for the six months ended December 31, 2005.

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                          Beginning Account Value   Ending Account Value    Expenses Paid
                                July 1, 2005          December 31, 2005    During Period*

Actual
                          $                  1,000  $            1,049.98  $          8.27

Hypothetical (5% return
 before expenses)         $                  1,000  $            1,017.14  $          8.13




* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2005 (Unaudited)


PORTFOLIO  CHARACTERISTICS





INDUSTRY SECTOR               % OF NET ASSETS
----------------------------  ----------------
Consumer discretionary                    6.0%
Consumer staples                          7.7
Energy                                    8.5
Financial services                       19.4
Healthcare                               14.5
Industrials                              10.2
Materials                                 2.1
Technology                               18.3
Telecommunications services               2.1
Utilities                                 2.8
Diversified indexed trusts                5.8
Short-term obligations                    1.9
Other assets and liabilities              0.7
Total                                   100.0%
                              ----------------


PC&J PERFORMANCE FUND
---------------------

FUND TRUSTEES DISCLOSURE


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                          Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                             None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------

FUND TRUSTEES DISCLOSURE (Concluded)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief  1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------

President of Adviser and Service Corp. since 1998;
 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                       None
----------------------------------------------------  -----------------------------------





                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,        1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------

Secretary and Director of Adviser and Service Corp. since
 1982.                                                     None
---------------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2004          $ 14,125
     FY 2005          $ 14,250

(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2004          $ None                    $ None
     FY 2005          $ None                         $ None
     Nature of the fees:     N/A


(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2004          $ 1,500                         $ None
     FY 2005          $ 1,750                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2004          $ None                         $ None
     FY 2005          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

     Audit-Related Fees:     None                    None
Tax Fees:          None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i) (A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2004          $ 1,500                         $ None
     FY 2005          $ 1,750                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 9. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 22, 2006

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2006